Derivatives and fair value measurements - Income Statement Location (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Gain (loss) on derivative	$ 45,844	$ 50,222	$ (2,673)
Fuel pricing contracts | Cost of revenue - third-parties
Derivative [Line Items]
Gain (loss) on derivative	45,782	50,472	(2,693)
Interest rate swaps/ contracts | Interest and finance costs
Derivative [Line Items]
Gain (loss) on derivative	$ 62	$ (250)	$ 20